UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  028-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847-397-8630

Signature, Place, and Date of Signing:

   /s/ Nathan K. Snodgrass            Schaumburg, Il              May 7, 2012
   -----------------------            --------------              -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           58
                                         -----------

Form 13F Information Table Value Total:  $   169,592
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------ ------ -------
Aecom Technology Corp                     00766T100        1,046       46,747                                   7,036         39,711
Aflac Inc.                                001055102        3,922       85,290                                  11,473         73,817
Agco Corp                                 001084102        1,033       21,879                                   3,170         18,709
Apple Computer Inc                        037833100        3,734        6,228                                     854          5,374
Avnet Inc                                 053807103        1,226       33,678                                   4,819         28,859
Baxter International Inc                  071813109          212        3,551                                       0          3,551
Berkshire Hathaway Cl A                   084670108        1,219           10                                       3              7
Best Buy Inc                              086516101        3,288      138,847                                  17,440        121,407
C B Richard Ellis Group                   12497T101        1,123       56,262                                   8,566         47,696
Cardinal Health Inc                       14149Y108        3,966       91,998                                  11,713         80,285
Caterpillar Inc                           149123101        4,303       40,392                                   5,113         35,279
Chevrontexaco Corp                        166764100        4,125       38,473                                   5,379         33,094
Cliffs Natural Res Inc                    18683K101          932       13,452                                   2,053         11,399
Coca Cola Company                         191216100          275        3,722                                       0          3,722
Commerce Bancshares Inc                   200525103        4,044       99,811                                  13,442         86,369
Conagra Incorporated                      205887102        3,813      145,195                                  19,353        125,842
CSX Corp                                  126408103        3,428      159,296                                  21,351        137,945
DaVita Inc.                               23918K108        4,627       51,312                                   6,590         44,722
Endo Pharmaceuticals Holdings             29264F205        1,076       27,770                                   4,124         23,646
Exxon Mobil Corporation                   30231G102        4,259       49,104                                   6,849         42,255
F E I Company                             30241L109        1,380       28,109                                   4,129         23,980
Fiserv Inc                                337738108        4,435       63,915                                   8,616         55,299
Garmin Ltd                                H2906T109          315        6,700                                       0          6,700
Gilead Sciences Inc                       375558103        1,306       26,735                                   3,780         22,955
Guggenheim Bulletshares 2012 C            18383M597          425       20,741                                   2,172         18,569
Guggenheim Bulletshares 2013 C            18383M589        4,289      204,935                                  22,922        182,013
Guggenheim Bulletshares 2014 C            18383M571        6,734      318,543                                  41,458        277,085
Guggenheim Bulletshares 2015 C            18383M563        5,043      234,541                                  39,587        194,954
Guggenheim Bulletshares 2016 C            18383M555        7,301      336,627                                  22,307        314,320
Guggenheim Bulletshares 2017 C            18383M548        1,865       84,683                                   5,802         78,881
HollyFrontier Corporation                 436106108        3,556      110,600                                  15,297         95,303
Intel Corp                                458140100        4,781      170,067                                  23,974        146,093
International Paper                       460146103        4,855      138,306                                  18,110        120,196
Ishares Silver Trust                      46428Q109          522       16,636                                   3,073         13,563
Kroger Company                            501044101        3,795      156,604                                  20,880        135,724
MARATHON PETE CORP                        56585A102        3,408       78,592                                  12,011         66,581
Metro Pcs Group                           591708102          848       93,988                                  13,689         80,299
Minnesota Mining & Mfg                    88579Y101        3,917       43,911                                   5,578         38,333
Nice Systems Ltd Adr                      653656108        1,224       31,138                                   4,420         26,718
Omnicom Group                             681919106        4,201       82,943                                  11,235         71,708
Oracle Corporation                        68389X105        3,846      131,909                                  17,952        113,957
Polaris Industries Inc.                   731068102          206        2,850                                       0          2,850
Powershares Db Commodity Index            73935S105          370       12,851                                   1,178         11,673
Powershs Agriculture ETF                  73936B408        2,683       95,494                                  16,499         78,995
Powershs Base Metals ETF                  73936B705        2,150      107,022                                  19,738         87,284
Powershs Energy ETF                       73936B101        4,194      139,561                                  26,156        113,405
Reinsurance Gp Amer New                   759351604        4,275       71,891                                   9,772         62,119
Southwest Airlines Co                     844741108          898      109,000                                  17,060         91,940
SPDR Gold Trust                           78463v107        1,715       10,577                                   1,971          8,606
Symantec Corp                             871503108        4,185      223,809                                  29,577        194,232
Teco Energy Inc                           872375100        3,768      214,693                                  29,208        185,485
Tupperware Corporation                    899896104        3,886       61,196                                   8,191         53,005
United Parcel Service B                   911312106        4,615       57,177                                   7,524         49,653
Verizon Communications                    92343V104        4,118      107,723                                  14,617         93,106
Walgreen Company                          931422109        3,552      106,068                                  13,113         92,955
Warner Chilcott Plc                       G94368100        3,839      228,386                                  30,522        197,864
Wolverine World Wide Inc                  978097103        1,106       29,760                                   4,348         25,412
Zimmer Holdings Inc                       98956P102        4,335       67,439                                   9,191         58,248